Property, Plant and Equipment - Summary of Detailed Information About Lease And Own Assets (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Property, plant and equipment [abstract]
Property, plant and equipment	€ 10,558	€ 12,062
Owned assets [Member]
Property, plant and equipment [abstract]
Property, plant and equipment	8,909	10,249
Lease assets [Member]
Property, plant and equipment [abstract]
Property, plant and equipment	€ 1,649	€ 1,813